Share-based compensation plans and shares held in trust - Schedule of Share Awards Under the PSP and LTIP (Details) - Share awards under PSP and LTIP - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted Average remaining contractual life (years)	1 year 1 month 6 days	1 year 2 months 12 days	1 year
A Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	38	29
Assimilation of ordinary A and B shares into ordinary shares (in shares)	(38)
Granted (in shares)		20
Vested (in shares)		(9)
Forfeited (in shares)		(2)
Ending balance (in shares)		38	29
B Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	12	10
Assimilation of ordinary A and B shares into ordinary shares (in shares)	(12)
Granted (in shares)		6
Vested (in shares)		(3)
Forfeited (in shares)		(1)
Ending balance (in shares)		12	10
Ordinary shares
Disclosure Of Share Based Compensation Expense [Line Items]
Assimilation of ordinary A and B shares into ordinary shares (in shares)	50
Granted (in shares)	22
Vested (in shares)	(16)
Forfeited (in shares)	(2)
Ending balance (in shares)	54
A Class American Depositary Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	9	8
Granted (in shares)	4	4
Vested (in shares)	(3)	(2)
Forfeited (in shares)	(1)	(1)
Ending balance (in shares)	9	9	8